Segment Information - Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location for Each Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 19,636	$ 4,547
Retail business unit [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,670
Retail business unit [member] | Crop nutrients [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,577
Retail business unit [member] | Crop protection products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,862
Retail business unit [member] | Seed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,687
Retail business unit [member] | Merchandise [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	734
Retail business unit [member] | Services and others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	810
Potash [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,016	1,868
Potash [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,359	878
Potash [member] | Offshore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,657	990
Nitrogen [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,217	1,469
Nitrogen [member] | Ammonia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,061	628
Nitrogen [member] | Urea [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	979	330
Nitrogen [member] | Solutions and nitrates [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	729	478
Nitrogen [member] | Other nitrogen and purchased products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	448	33
Phosphate and Sulfate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,897	1,284
Phosphate and Sulfate [member] | Fertilizer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,141	739
Phosphate and Sulfate [member] | Industrial and Feed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	469	537
Phosphate and Sulfate [member] | Ammonium sulfate [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	96
Phosphate and Sulfate [member] | Other phosphate and purchased products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 191	$ 8